Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2018
Registrant Name	dei_EntityRegistrantName	T. Rowe Price State Tax-Free Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000795384
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 12, 2018
Document Effective Date	dei_DocumentEffectiveDate	Oct. 12, 2018
Prospectus Date	rr_ProspectusDate	Jul. 01, 2018